Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents
	June 30 2021 £’000	December 31 2020 £’000
Cash at bank available on demand
Cash held in short term deposit accounts	32,373	52,742
	27,974	190,782

Cash and cash equivalents in the statement of cash flows	60,347	243,524